Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 02, 2026
Prospectus Date	Feb. 28, 2025